Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits at beginning of year	$ 50,953	$ 38,162	$ 26,428
Gross amount of increases in unrecognized tax benefits as a result of positions taken during a prior year	20,361	9,751	1,169
Gross amount of decreases in unrecognized tax benefits as a result of positions taken during a prior year	(2,241)	(5,362)	(268)
Gross amount of increases in unrecognized tax benefits as a result of positions taken during the current year	13,274	14,677	13,191
The amounts of decreases in unrecognized benefits relating to settlements with taxing authorities	(3,575)	(4,550)	0
Reduction in unrecognized tax benefits due to the lapse of applicable statute of limitation	(3,973)	(1,725)	(2,358)
Balance of unrecognized tax benefits at end of year	$ 74,799	$ 50,953	$ 38,162